Related Party Transactions - Schedule of Related Party Transactions With Other Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 26,610	$ 10,111
Due from (to) related party	5,172		$ 3,353
Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	26,590	11,203
Due from (to) related party	5,186		3,490
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	20	$ (1,092)
Due from (to) related party	$ (14)		$ (137)